Income tax expense/(credit)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income tax expense/(credit)
Income tax expense/(credit)
7	Income tax expense
Taxation in the consolidated statement of profit or loss represents:

	For the six months ended June 30,
	2022 $	2021 $
Current tax — Hong Kong Profits Tax
Provision for the period	1,922,721	1,841,513
Current tax — Overseas
Provision for the period	70,235	96
Deferred tax
Origination and reversal of temporary differences	(54,581)	2,417,260

	1,938,375	4,258,869

Notes:

(i)
The provision for Hong Kong Profits Tax is calculated by applying the estimated annual effective tax rate of 16.5% for six months ended June 30, 2022, except for one subsidiary of the Group which is a qualifying corporation under the two-tiered
Profits Tax rate regime. No provision has been made for Hong Kong Profits Tax as the Company had utilized previously recognized tax losses to set-off
against taxable income or has sustained losses for taxation purposes for the six months ended June 30, 2021.

(ii)
Pursuant to the income tax rules and regulations of the United Kingdom, the applicable tax rate is 19%. No provision has been made as these subsidiaries had unutilized tax loss to set-off
against taxable income or has sustained losses for taxation purposes for the six months ended June 30, 2021.

The Finance Act 2021 was enacted on June 10, 2021 and includes an increase in the corporate tax rate to 25% which will be effective from April 1, 2023. As a result, the deferred tax assets and liabilities as at June 30, 2022 and December 31, 2021 that are expected to be crystalized after April 1, 2023 are calculated using the rate of 25%.

(iii)	Taxation for other subsidiaries and branch is charged at the appropriate current rates of taxation ruling in the relevant countries.

7	Income tax expense/(credit)
(a) Taxation in the consolidated statements of profit or loss represents:

	Year ended December 31,
	2021 $	2020 $	2019 $
Current tax — Hong Kong Profits Tax
Provision for the year	1,164,222	—	7,266
Current tax — Overseas
Provision for the year	38,475	19,671	—
Deferred tax
Origination and reversal of temporary differences	2,530,047	(1,957,229)	(684,740)

	3,732,744	(1,937,558)	(677,474)

Notes:
(i)
The provision for Hong Kong Profits Tax is calculated by applying the estimated annual effective tax rate of 16.5% for year ended December 31, 2021, except for one subsidiary of the Group which is a qualifying corporation under the two-tiered Profits Tax rate regime. No provision has been made for Hong Kong Profits Tax as the subsidiary in Hong Kong had unutilized tax loss to set-off against taxable income or has sustained losses for taxation purposes for the years ended December 31, 2020 and 2019.
(ii)
Pursuant to the income tax rules and regulations of the United Kingdom, the applicable corporate tax is calculated at 19% of the estimated taxable profits. No provision had been made as these subsidiaries had unutilized tax loss to set-off against taxable income or had sustained losses for taxation purposes for the years ended December 31, 2020 and 2019.

The Finance Act 2021 was enacted on June 10, 2021 and includes an increase in the corporate tax rate to 25% which will be effective from April 1, 2023. As a result, the deferred tax assets and liabilities as at December 31, 2021 that are expected to be crystalized after April 1, 2023 are calculated using the rate of 25%.
(iii)
The applicable Enterprise Income Tax of the subsidiaries established in the People’s Republic of China (“PRC”) is calculated at 25% of the estimated taxable profits for the period. No provision has been made as these subsidiaries sustained a loss for taxation purposes for the years ended December 31, 2021, 2020 and 2019.

(iv)	Pursuant to the income tax rules and regulations of India, the applicable corporate tax is calculated at 25.17% of the estimated taxable profits.
(v)
Pursuant to the income tax rules and regulations of Singapore, the applicable tax rate is calculated at 17% of the estimated taxable profits. No provision has been made as the subsidiary had unutilized tax loss to set-off against taxable income or has sustained losses for taxation purposes for the years ended December 31, 2021, 2020 and 2019.

(vi)	Taxation for other overseas subsidiaries and branch is charged at the appropriate current rates of taxation ruling in the relevant countries.
(b) Reconciliation between tax expense charged/(credited) to profit or loss and accounting loss at applicable tax rates:

	Year ended December 31,
	2021 $	2020 $	2019 $
Loss before taxation	(170,284,098)	(3,901,443)	(20,872,675)

Notional tax on loss before taxation, calculated at the applicable rate	(6,622,976)	(697,772)	(3,588,281)
Tax effect of non-deductible expenses	11,587,117	1,111,877	1,278,412
Tax effect of non-taxable income	(1,008,915)	(76,874)	(40,806)
Tax effect of temporary difference not recognized		73,833	90,448
Tax effect on utilization of previously unrecognized tax loss	(579,657)	(692,350)	(6,780)
Tax effect of tax losses not recognized	—	298,651	2,274,273
Tax effect of previously unrecognized temporary differences recognized in current period	360,922	(1,957,229)	(684,740)
Others	(3,747)	2,306	—

Actual tax expense/(credit)	3,732,744	(1,937,558)	(677,474)

(c) Deferred tax assets and liabilities recognized:
The components of deferred tax (assets)/liabilities recognized in the consolidated statement of financial position and the movements during the years ended December 31, 2021, 2020 and 2019 are as follows:

	Depreciation allowances in excess of the related depreciation $	Tax losses recognized $	Intangible assets arising from business combination $	Total $
Deferred tax arising from:
At January 1, 2019	135,842	(697,506)	1,231,531	669,867
Credited to profit or loss	(99,338)	(449,624)	(135,778)	(684,740)
Exchange differences	—	(22,735)	37,608	14,873

At December 31, 2019	36,504	(1,169,865)	1,133,361	—

At January 1, 2020	36,504	(1,169,865)	1,133,361	—
Charged/(credited) to profit or loss	315,514	(2,138,179)	(134,564)	(1,957,229)
Exchange differences	12,727	(39,709)	33,057	6,075

At December 31, 2020	364,745	(3,347,753)	1,031,854	(1,951,154)

At January 1, 2021	364,745	(3,347,753)	1,031,854	(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903

At December 31, 2021	1,267,681	(1,809,162)	1,121,277	579,796

(d)	Deferred tax assets not recognized
As at December 31, 2021, the Group recognized all deferred tax assets attributable to the future benefits of tax losses as it was considered probable that future taxable profit will be available against which tax losses can be utilized.
As at December 31, 2020, the Group did not recognize deferred tax assets attributable to the future benefits of tax losses in certain subsidiaries of $3,050,828 as it was not considered probable that future taxable profit will be available against which tax losses can be utilized.
As at December 31, 2019, the Group did not recognize deferred tax assets attributable to the future benefits of tax losses in certain subsidiaries of $17,804,824 as it was not considered probable that future taxable profit would be available against which the tax losses can be utilized.
The tax losses do not expire under the respective current tax legislations in which the Group operates.